RECONCILIATIONS OF NET SALES (Tables)	3 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Schedule of Reconciliation of Net Sales

	Years Ended December 31,		Six Months Ended June 30,
	2011	2012	2012	2013
Gross sales	$2,571,977	$1,787,947	$1,308,201	$122,148
Less:
Sales discounts	52,075	26,826	24,279	2,383
Credits	-	5,449	3,754	507
Returns and allowances	379	-	9	-
Trade spending	945,569	676,943	526,334	26,222
Slotting fees	152,000	50,000	29,000	-
Net sales	$1,421,954	$1,028,729	$724,825	$93,036